COST OF REVENUES AND SELLING, GENERAL AND ADMINISTRATIVE EXPENSES	12 Months Ended
Dec. 31, 2023
Disclosure of attribution of expenses by nature to their function [abstract]
COST OF REVENUES AND SELLING, GENERAL AND ADMINISTRATIVE EXPENSES	COST OF REVENUES AND SELLING, GENERAL AND ADMINISTRATIVE EXPENSES
6.1 - Cost of revenues

	For the year ended December 31,
	2023	2022	2021
Salaries, employee benefits and social security taxes	(1,158,669)	(1,014,469)	(745,307)
Professional services	(104,916)	(37,293)	(23,989)
Depreciation and amortization expense	(18,057)	(13,510)	(10,730)
Share-based compensation expense - Equity settled	(15,155)	(4,917)	(3,568)
Travel and housing	(11,669)	(11,057)	(4,950)
Depreciation expense of right-of-use assets	(10,540)	(9,802)	(3,392)
Office expenses	(7,348)	(8,817)	(6,607)
Recruiting, training and other employee expenses	(6,818)	(3,150)	(2,860)
Promotional and marketing expenses	(5,319)	(4,111)	(687)
Share-based compensation expense - Cash settled	(1,687)	(3,722)	—
TOTAL	(1,340,178)	(1,110,848)	(802,090)

6.2 - Selling, general and administrative expenses

	For the year ended December 31,
	2023	2022	2021
Salaries, employee benefits and social security taxes	(212,381)	(173,472)	(139,307)
Depreciation and amortization expense	(81,822)	(59,179)	(45,723)
Share-based compensation expense - Equity settled	(57,297)	(52,144)	(38,849)
Professional services	(49,921)	(40,546)	(30,947)
Depreciation expense of right-of-use assets	(29,442)	(25,442)	(20,441)
Office expenses	(26,669)	(24,992)	(18,298)
Promotional and marketing expenses	(26,323)	(26,976)	(10,299)
Taxes	(20,023)	(17,609)	(13,260)
Travel and housing	(17,818)	(17,159)	(5,414)
Rental expenses	(9,149)	(7,448)	(6,045)
Recruiting, training and other employee expenses	(5,714)	(10,346)	(11,575)
Share-based compensation expense - Cash settled	(634)	(770)	—
Legal claims	118	(241)	(2,846)
TOTAL	(537,075)	(456,324)	(343,004)